FINANCIAL AND CAPITAL RISK MANAGEMENT - Foreign currency risk (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 174,933	₺ 700,127
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ (174,933)	(700,127)
Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ (1,138)	(663)
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ 1,138	663
GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 13	28
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	₺ (13)	(28)
CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in loss before income taxes due to reasonably possible increase in designated risk component	₺ 17	8
Increase (decrease) in loss before income taxes due to reasonably possible decrease in designated risk component	(17)	(8)
Currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,737,986	6,994,282
Currency risk | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,861,909	8,069,969
Currency risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,843,433	6,159,903
Currency risk | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		1,902,327
Currency risk | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	17,199	6,244
Currency risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,277	1,495
Currency risk | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,123,923)	(1,075,687)
Currency risk | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(863,548)	(1,075,687)
Currency risk | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(260,375)
Currency risk | US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,749,332	7,001,272
Currency risk | US Dollar | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,860,059	8,068,499
Currency risk | US Dollar | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,843,108	6,159,765
Currency risk | US Dollar | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		1,902,327
Currency risk | US Dollar | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	15,674	4,912
Currency risk | US Dollar | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,277	1,495
Currency risk | US Dollar | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,110,727)	(1,067,227)
Currency risk | US Dollar | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(850,352)	(1,067,227)
Currency risk | US Dollar | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(260,375)
Currency risk | Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(11,382)	(6,635)
Currency risk | Euro | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,672	1,457
Currency risk | Euro | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	299	125
Currency risk | Euro | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,373	1,332
Currency risk | Euro | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(13,054)	(8,092)
Currency risk | Euro | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(13,054)	(8,092)
Currency risk | GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(131)	(279)
Currency risk | GBP | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2	5
Currency risk | GBP | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2	5
Currency risk | GBP | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(133)	(284)
Currency risk | GBP | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(133)	(284)
Currency risk | CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	167	(76)
Currency risk | CHF | Total assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	176	8
Currency risk | CHF | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	24	8
Currency risk | CHF | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	152
Currency risk | CHF | Total liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(9)	(84)
Currency risk | CHF | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	₺ (9)	₺ (84)